Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	33
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$845,094.66

Principal:
Principal Collections	$9,438,020.55
Prepayments in Full	$5,927,153.65
Liquidation Proceeds	$194,530.62
Recoveries	$26,669.61
Sub Total	$15,586,374.43
Collections	$16,431,469.09

Purchase Amounts:
Purchase Amounts Related to Principal	$254,462.28
Purchase Amounts Related to Interest	$1,316.05
Sub Total	$255,778.33

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$16,687,247.42

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	33
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$16,687,247.42
Servicing Fee	$205,438.88	$205,438.88	$0.00	$0.00	$16,481,808.54
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$16,481,808.54
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$16,481,808.54
Interest - Class A-3 Notes	$28,943.74	$28,943.74	$0.00	$0.00	$16,452,864.80
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$16,399,482.55
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,399,482.55
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$16,372,919.55
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,372,919.55
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$16,351,353.55
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,351,353.55
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$16,316,812.88
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,316,812.88
Regular Principal Payment	$15,280,311.25	$15,280,311.25	$0.00	$0.00	$1,036,501.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,036,501.63
Residual Released to Depositor	$0.00	$1,036,501.63	$0.00	$0.00	$0.00
Total		$16,687,247.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$15,280,311.25
Total					$15,280,311.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,280,311.25	$46.84	$28,943.74	$0.09	$15,309,254.99	$46.93
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$15,280,311.25	$14.24	$164,995.66	$0.15	$15,445,306.91	$14.39

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	33

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$68,102,906.26	0.2087765	$52,822,595.01	0.1619332
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$237,352,906.26	0.2211946	$222,072,595.01	0.2069546

Pool Information
Weighted Average APR	4.084%	4.090%
Weighted Average Remaining Term	29.78	28.97
Number of Receivables Outstanding	20,570	19,825
Pool Balance	$246,526,657.95	$230,607,131.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$237,352,906.26	$222,072,595.01
Pool Factor	0.2249232	0.2103987

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$5,480,241.20
Yield Supplement Overcollateralization Amount	$8,534,536.31
Targeted Overcollateralization Amount	$8,534,536.31
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,534,536.31

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	July 2015
Payment Date	8/17/2015
Transaction Month	33

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		80	$105,359.53
(Recoveries)		95	$26,669.61
Net Losses for Current Collection Period			$78,689.92
Cumulative Net Losses Last Collection Period			$5,760,450.08
Cumulative Net Losses for all Collection Periods			$5,839,140.00

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.38%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.19%	339	$5,048,909.61
61-90 Days Delinquent	0.28%	41	$639,605.70
91-120 Days Delinquent	0.08%	11	$192,593.00
Over 120 Days Delinquent	0.33%	36	$757,294.85
Total Delinquent Receivables	2.88%	427	$6,638,403.16

Repossession Inventory:
Repossessed in the Current Collection Period		18	$261,484.77
Total Repossessed Inventory		25	$425,005.56

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6166%
Preceding Collection Period			0.2575%
Current Collection Period			0.3958%
Three Month Average			0.4233%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3522%
Preceding Collection Period			0.3938%
Current Collection Period			0.4439%
Three Month Average			0.3966%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer